Income Taxes	6 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

(18) Income Taxes

Continuing operations

The Company is a tax exempted company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon any payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

Subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5%, and foreign-derived income is exempted from income tax. Under the two-tiered profits tax rates regime, the provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 8.25% for the six months ended December 31, 2024 and 2025.

The Group’s subsidiaries and former VIEs incorporated in the PRC are subject to the PRC Enterprise Income Tax (“EIT”) and a unified 25% enterprise income tax rate,except that a few entities in the Group benefit from a preferential tax rate of 15% as they conduct business in certain encouraged sectors or areas.Besides, from January 1, 2023 to December 31, 2027, subject to certain criteria, the portion of annual taxable income amount of a small profit enterprise shall be computed at a reduced rate of 25% as taxable income amount, and be subject to enterprise income tax at 20% tax rate.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the combined financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the combined statements of comprehensive loss in the year of the enactment of the change.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

The Group had total operating loss carry-forwards of RMB54,420 and RMB73,836 as of June 30 2025 and December 31, 2025, respectively. As of December 31, 2025, all of the operating loss carry-forwards will expire in the years from 2026 to 2030.

Income tax benefit are comprised of the following:

	Six months ended December 31
	2024	2025
	RMB	RMB
Current tax expense	-	-
Deferred tax benefit	-	1,095
Income tax benefit	-	1,095

The principal components of the deferred income tax assets and liabilities are as follows:

	As of June 30,
	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Deferred tax liabilities:	-	-
Fair value adjustments of long-lived assets from business acquisition	-	16,234
Total	-	16,234

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

The Group had total operating loss carry-forwards of RMB54,420 and RMB73,836 as of June 30, 2025 and December 31, 2025, respectively. As of December 31, 2025, the operating loss carry-forwards amounting to RMB73,836 can be carried forward to offset future taxable income and RMB73,636 will expire in the years from 2026 to 2030. During the six months ended December 31, 2024 and 2025, nil and RMB5,076, respectively, of tax loss carried forward has been expired and canceled.

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:

	Six months ended December 31, 2024	Six months ended December 31, 2025
	RMB	RMB
Loss from operations in mainland China	-	23,087
Loss from operations in Hong Kong and others	-	(43,130)
Loss from continuing operations before income taxes and share of loss of affiliates	-	(20,043)
Statutory tax rate	25%	25%
Income tax benefits at statutory tax rate	-	(5,011)
Expenses not deductible for tax purposes:	-	9
—Entertainment	-	9
Effect of tax holidays on concessionary rates granted to PRC entities	-	237
Effect of different tax rates of entities operating in other jurisdictions	-	10,783
Change in valuation allowance	-	(4,923)
Income tax benefit	-	1,095

Additional PRC income taxes that would have been payable without the tax exemption amounted to approximately nil and nil for the six months ended December 31, 2024 and 2025, respectively.